Cost of Revenue (Excluding Impairment Loss) (Details) - Schedule of cost of revenue (excluding impairment loss) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Cost Of Revenue Excluding Impairment Loss Abstract
Lease expenses		¥ 84,265	¥ 116,054
Employee compensation and benefits		37,283	51,393
Depreciation and amortization		27,374	38,667
Advertising costs		84,724	221,565
Other operating costs(i)	[1]	74,740	102,431
Total		¥ 308,386	¥ 530,110

[1]	Including costs for construction and design services, utilities, maintenance, daily cleaning and others.